Securities (Securities With Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 499	$ 6,947
Less than 12 Months, Unrealized Loss	1	51
12 Months or More, Fair Value	8,401	4,470
12 Months or More, Unrealized Loss	98	31
Total, Fair Value	8,900	11,417
Total, Unrealized Loss	99	82
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	499	6,947
Less than 12 Months, Unrealized Loss	1	51
12 Months or More, Fair Value	8,401	4,470
12 Months or More, Unrealized Loss	98	31
Total, Fair Value	8,900	11,417
Total, Unrealized Loss	$ 99	$ 82